Johnson & Johnson Pension and Savings Plans Master Trust - Maximum Outstanding Payout For Credit Default Swaps (Details) - Credit Default Swap - EBP 100	12 Months Ended
	Dec. 31, 2025 USD ($) contract	Dec. 31, 2024 USD ($) contract
EBP, Master Trust [Line Items]
Total Value	$ 157,335,000	$ 162,305,000
Maturity Of One Year
EBP, Master Trust [Line Items]
Number of Contracts | contract	13	4
Maturity	1 year	1 year
Total Value	$ 116,530,000	$ 5,600,000
Maturity Of Two Years
EBP, Master Trust [Line Items]
Number of Contracts | contract	4	9
Maturity	2 years	2 years
Total Value	$ 8,275,000	$ 110,930,000
Maturity Of Three Years
EBP, Master Trust [Line Items]
Number of Contracts | contract	1	4
Maturity	3 years	3 years
Total Value	$ 100,000	$ 8,275,000
Maturity Of Four Years
EBP, Master Trust [Line Items]
Number of Contracts | contract	2	1
Maturity	4 years	4 years
Total Value	$ 1,300,000	$ 200,000
Maturity Of Five Years
EBP, Master Trust [Line Items]
Number of Contracts | contract	3	3
Maturity	5 years	5 years
Total Value	$ 6,100,000	$ 10,700,000
Maturity Of Six Years
EBP, Master Trust [Line Items]
Number of Contracts | contract	2
Maturity	6 years
Total Value	$ 9,200,000
Maturity Of Seven Years
EBP, Master Trust [Line Items]
Number of Contracts | contract	1	2
Maturity	7 years	7 years
Total Value	$ 2,600,000	$ 9,200,000
Maturity Of Eight Years
EBP, Master Trust [Line Items]
Number of Contracts | contract	2	2
Maturity	8 years	8 years
Total Value	$ 1,300,000	$ 8,100,000
Maturity Of Nine Years
EBP, Master Trust [Line Items]
Number of Contracts | contract	2	2
Maturity	9 years	9 years
Total Value	$ 3,900,000	$ 1,300,000
Maturity Of Ten Years
EBP, Master Trust [Line Items]
Number of Contracts | contract	1	1
Maturity	10 years	10 years
Total Value	$ 8,030,000	$ 8,000,000